Income taxes - Components of Net Deferred Tax Liability (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Depreciation and amortization	$ 2,149	$ 2,197
Pension obligation	451	299
Renewable energy investment	238	278
Other liabilities	260	233
Securities valuation	81	118
Equity investments	58	61
Leasing	(2)
Leasing		23
Other assets	(36)	(57)
Credit losses on loans	(61)	(118)
Reserves not deducted for tax	(126)	(118)
Employee benefits	(281)	(259)
U.S. foreign tax credits	(83)	(62)
Valuation allowance	83	62
Net deferred tax liability	$ 2,731	$ 2,657